Loans Payable (Details Narrative) - USD ($)		6 Months Ended
	Jun. 23, 2021	Jun. 30, 2021	Jun. 30, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds of loan borrowings		$ 86,000
Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, principal amount	$ 750,000
Debt periodic payment	$ 36